Financial Risk Management Objectives and Policies - Sensitivity Analysis for Foreign Exchange Risk (Details) - EUR (€) € in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Change in EUR/USD + 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	€ 8,373	€ 7,187	€ 29,859
Change in EUR/USD - 10%
Disclosure of detailed information about hedged items [line items]
Losses and gains recognized in profit or loss	€ (10,233)	€ (8,784)	€ (36,495)